Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current liabilities [Abstract]
Other payable			$ 128,301
Accrued interest expenses			163
Accrued payroll and benefit		993,985	29,466
Other tax payable		2,181,938	35,169
Others		21,224	7,503
Total current liabilities	$ 2,930,193	$ 3,197,147	$ 200,602